PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plans
Net actuarial (gain) loss	$ (73.4)	$ 93.5	$ 133.6
Prior service cost (credit)	19.9
Amortization of net actuarial loss and prior service cost (credit)	(18.9)	(15.3)	(8.9)
Net amount recognized in other comprehensive (income) loss	(72.4)	78.2	124.7
Int'l
Defined Benefit Plans
Net actuarial (gain) loss	6.1	16.4	18.1
Amortization of net actuarial loss and prior service cost (credit)	(8.3)	(3.3)	(3.8)
Net amount recognized in other comprehensive (income) loss	(2.2)	13.1	14.3
U.S. Postretirement Health Benefits
Defined Benefit Plans
Net actuarial (gain) loss	(0.9)	1.7	7.0
Prior service cost (credit)			(34.1)
Amortization of net actuarial loss and prior service cost (credit)	14.7	2.1	0.6
Net amount recognized in other comprehensive (income) loss	$ 13.8	$ 3.8	$ (26.5)